SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - USD ($)																																																				3 Months Ended				9 Months Ended		12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Aug. 28, 2024	Aug. 19, 2024	Jun. 27, 2024	May 20, 2024	May 16, 2024	Apr. 22, 2024	Apr. 19, 2024	Apr. 15, 2024	Apr. 04, 2024	Mar. 20, 2024	Jan. 27, 2024	Jan. 22, 2024	Jan. 19, 2024	Jan. 18, 2024	Jan. 17, 2024	Jan. 01, 2024	Dec. 31, 2023	Sep. 19, 2023	Sep. 14, 2023	Aug. 30, 2023	Aug. 25, 2023	Aug. 21, 2023	Jul. 26, 2023	Jun. 26, 2023	May 17, 2023	May 15, 2023	May 10, 2023		Apr. 19, 2023	Apr. 18, 2023	Apr. 14, 2023	Feb. 10, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 29, 2022	Nov. 28, 2022	Oct. 28, 2022	Sep. 08, 2022	Aug. 31, 2022		Aug. 15, 2022		Aug. 01, 2022	Jul. 07, 2022	[11]	Apr. 01, 2022		Jan. 01, 2022	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares					8,973,405
Amount																																																				$ 63,000	$ 390,361	$ 65,000				$ 82,521	$ 93,182
Stock Plan 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[1]									1,764,123																						481,000
Amount	[1]									$ 187,607																						$ 73,135
Share price	[1]									$ 0.106																						$ 0.152
Exercise of Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[2]														4,356,778
Amount	[2]
Share price	[2]
Debt Conversion [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[2]						1,027,397			250,000		1,000,000		3,705,808			3,703,704								1,600,000									137,656
Amount	[2]						$ 150,000			$ 32,125		$ 104,000		$ 385,404			$ 500,000								$ 193,000									$ 45,879
Share price	[2]						$ 0.146			$ 0.129		$ 0.104		$ 0.104			$ 0.135								$ 0.121									$ 0.333
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[3]					212,766			194,553		173,077							333,333			200,000			505,186		500,000			114,286				78,125		156,250
Amount	[3]					$ 20,000			$ 25,000		$ 18,000							$ 45,000			$ 27,000			$ 68,200		$ 100,000			$ 40,000				$ 25,000		$ 50,000
Share price	[3]					$ 0.094			$ 0.128		$ 0.104							$ 0.135			$ 0.135			$ 0.135		$ 0.200			$ 0.350				$ 0.320		$ 0.320
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[4]
Amount	[4]																													$ 348,637
Share price	[4]
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[5]							769,231			479,192		906,618		8,950,474								1,109,861				803,292	522,138
Amount	[5]							$ 100,000			$ 62,295		$ 100,000		$ 1,163,562								$ 144,282				$ 104,428	$ 67,878
Share price	[5]							$ 0.130			$ 0.130		$ 0.110		$ 0.130								$ 0.130				$ 0.130	$ 0.130
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[6]																								1,612,903
Amount	[6]																								$ 145,161
Share price	[6]																								$ 0.090
Private Placement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[3]																				370,370
Amount	[3]																				$ 50,000
Share price	[3]																				$ 0.135
Subscription [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares
Amount																		$ (45,000)
Return to Treasury [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[3]															1,000,000
Amount	[3]
Share price	[3]
Affiliated Entity [Member] | Stock Plan 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[1]									1,886,944																						230,000
Amount	[1]									$ 207,289																						$ 69,077
Share price	[1]									$ 0.110																						$ 0.300
Affiliated Entity [Member] | Conversion Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[7]			22,370	19,221,026
Amount	[7]			$ 14,820	$ 4,139,126
Share price	[7]			$ 0.662	$ 0.215
Affiliated Entity [Member] | Exercise of Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[1]				8,973,405
Amount	[1]				$ 160,950
Share price	[1]				$ 0.018
Affiliated Entity [Member] | Debt Conversion [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[2]				776,817												3,599,289					5,824,741												6,763,562
Amount	[2]				$ 353,840												$ 485,904					$ 858,112												$ 2,254,197
Share price	[2]				$ 0.455												$ 0.135						$ 0.147											$ 0.333
Affiliated Entity [Member] | Conversion Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[7]			100,000
Amount	[7]			$ (500)
Share price	[7]			$ 0.005
Affiliated Entity [Member] | Conversion Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[7]			111,847	96,105,125
Amount	[7]			$ (14,820)	$ (4,139,126)
Share price	[7]			$ 0.133	$ 0.043
Affiliated Entity [Member] | Conversion Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[7]			500,000
Amount	[7]			$ 500
Share price	[7]			$ 0.001
2021 Stock Plan One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares		283,692																		72,423
Amount		$ 28,653																		$ 7,315
Share price		$ 0.101																		$ 0.101																																						$ 0.101
2021 Stock Plan Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares																																								2,000						2,000
Amount																																								$ 810						$ 640
Share price																																								$ 0.406						$ 0.320
2021 Stock Plan Two [Member] | Affiliated Entity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[8]																																																70,000
Amount																																								$ 32,400						$ 25,600			$ 12,110	[8]
Share price																																								$ 0.406						$ 0.320			$ 0.173	[8]
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares																				144,642,333																123,345,985	123,345,985														110,840,998	580,396	3,188,459	192,411	250,000			534,815	354,000
Amount																				$ 13,229,387																$ 8,520,455	$ 8,520,455														$ 5,992,717	$ 580	$ 3,188	$ 192				$ 535	$ 354
Share price																				$ 0.091																$ 0.069	$ 0.069														$ 0.054							$ 0.091	$ 0.069
Common Stock [Member] | Issuance of Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares																															[9]												[10]
Amount	[9]																													$ 348,637
Share price																															[9]														[10]
Common Stock [Member] | Issuance of Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount																																												$ 148,085	[10]		$ 42,250
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[11]																				200,000			505,186		500,000			114,286				78,125		156,250			93,750	156,200					1,400,000
Amount	[11]																				$ 27,000			$ 68,200		$ 100,000			$ 40,000				$ 25,000		$ 50,000			$ 30,000	$ 50,000					$ 598,000
Share price	[11]																				$ 0.135			$ 0.135		$ 0.200			$ 0.350				$ 0.320		$ 0.320			$ 0.320	$ 0.320					$ 0.430
Common Stock [Member] | Private Placement [Member] | Affiliated Entity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[11]																				370,370
Amount	[11]																				$ 50,000
Share price	[11]																				$ 0.135
Common Stock [Member] | Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[10]																						1,109,861				803,292	522,138														6,081,484
Amount	[10]																						$ 144,282				$ 104,428	$ 67,878														$ 1,520,371
Share price	[10]																						$ 0.130				$ 0.130	$ 0.130														$ 0.250
Common Stock [Member] | Exercise of Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[12]																																								4,139,503
Amount	[12]
Share price	[12]
Common Stock [Member] | 2021 Stock Plan One [Member] | Affiliated Entity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[13]																			463,163																	280,000
Amount	[13]																			$ 106,348																	$ 78,240
Share price	[13]																			$ 0.230																	$ 0.279																					0.230	0.279
Common Stock [Member] | 2021 Stock Plan Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[13]																			534,815																	354,000
Amount	[13]																			$ 81,780																	$ 60,700
Share price	[13]																			$ 0.153																	$ 0.171																					$ 0.153	$ 0.171
Common Stock [Member] | Debt Conversion One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[12]																																	137,656
Amount	[12]																																	$ 45,879
Share price	[12]																																	$ 0.333
Common Stock [Member] | Debt Conversion Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[12]																								1,600,000
Amount	[12]																								$ 193,000
Share price	[12]																								$ 0.121
Common Stock [Member] | Debt Conversion Two [Member] | Affiliated Entity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[12]																					5,824,741												6,763,562
Amount	[12]																					$ 858,112												$ 2,254,197
Share price	[12]																					$ 0.147												$ 0.333
Common Stock [Member] | Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares	[14]																								1,612,903
Amount	[14]																								$ 145,161
Share price	[14]																								$ 0.090
Preferred Stock Issued and Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares			28,893,618																																	123,252,235
Amount			$ 4,668,236																																	$ 8,515,682
Share price			$ 0.162																																	$ 0.069																				$ 0.162
Common Stock Issued and Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares																			145,642,333																																					82,238,648	144,355,355
Amount																			$ 13,158,312																																					$ 12,546,052	$ 13,057,926
Share price			$ 0.151																$ 0.090																																		$ 0.090			$ 0.151	$ 0.090

[1]	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
[2]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.
[3]	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[4]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in section 12(a) of the Securities Act.
[5]	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[6]	The shares were issued after the Company filed a registration statement with the SEC, on Form S-1
[7]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.
[8]	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.
[9]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in section 12(a) of the Securities Act.
[10]	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[11]	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[12]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.
[13]	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
[14]	The shares were issued after the Company filed a registration statement with the SEC, on Form S-1